STOCK-BASED COMPENSATION PLANS (Details 2) (Phantom Share Units (PSUs) [Member], CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Phantom Share Units (PSUs) [Member]
Number of options, Beginning of year	948,671	0
Number of options, Granted	691,347	1,447,904
Number of options, Exercised	(166,411)	(332,822)
Number of options, Expired or cancelled	(166,411)	(166,411)
Number of options, End of year	1,307,197	948,671
Weighted average exercise price, Beginning of year (in dollars per share)	1.19	0
Weighted average exercise price, Granted (in dollars per share)	2.10	1.19
Weighted average exercise price, Exercised (in dollars per share)	1.20	1.20
Weighted average exercise price, Expired or cancelled (in dollars per share)	1.20	1.20
Weighted average exercise price, End of year (in dollars per share)	1.67	1.19